Fair Value Measurements - Schedule of the changes in the fair value of financial instruments (FY) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022
Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of the changes in the fair value of financial instruments [Line Items]
Fair value, Beginning balance	$ 3,086,701	$ 3,086,701
Change in fair value of warrant liabilities		(2,708,844)
Transfer out of Level 3 to Level 1
Fair value, Ending balance	1,425,942	377,857
Warrant liabilities - Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of the changes in the fair value of financial instruments [Line Items]
Fair value, Beginning balance	3,890,177	3,890,177
Change in fair value of warrant liabilities		(2,088,501)
Transfer out of Level 3 to Level 1	(1,801,676)	(1,801,676)
Fair value, Ending balance
Representative's Warrants [Member]
Fair Value Measurements (Details) - Schedule of the changes in the fair value of financial instruments [Line Items]
Fair value, Beginning balance	239,144	239,144
Change in fair value of warrant liabilities		(209,870)
Transfer out of Level 3 to Level 1
Fair value, Ending balance	110,475	29,274
Warrant Liability [Member]
Fair Value Measurements (Details) - Schedule of the changes in the fair value of financial instruments [Line Items]
Fair value, Beginning balance	7,216,022	7,216,022
Change in fair value of warrant liabilities		(5,007,215)
Transfer out of Level 3 to Level 1	(1,801,676)	(1,801,676)
Fair value, Ending balance	$ 1,536,417	$ 407,131